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                                 VEL ACCOUNT
                                VEL II ACCOUNT
                              GROUP VEL ACCOUNT
                             SEPARATE ACCOUNT IMO
                              INHEIRITAGE ACCOUNT
                     ALLMERICA SELECT SEPARATE ACCOUNT II

                             SEPARATE ACCOUNT VA-K
                      ALLMERICA SELECT SEPARATE ACCOUNT

            ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
               FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                          SUPPLEMENT TO PROSPECTUSES
                             DATED APRIL 30, 2004

                                     * * *

Effective October 1, 2004, Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") and J.P. Morgan Investment Management Inc. ("J.P. Morgan") will replace Bank of Ireland Asset Management (U.S.) Limited ("BIAM") as the Sub-Advisers of the Select International Equity Fund of Allmerica Investment Trust.

As of October 1, 2004, throughout the Prospectuses any references to Bank of Ireland Asset Management (U.S.) Limited ("BIAM") are deleted, and replaced by inserting references to Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") and J.P. Morgan Investment Management Inc. ("J.P. Morgan").

For more information, see the Prospectus and Statement of Additional Information Supplement to Allmerica Investment Trust dated August 11, 2004.

                                     * * *









SUPPLEMENT DATED OCTOBER 1, 2004


AFLIAC VEL '87/'91
AFLIAC VEL Plus
AFLIAC/FAFLIC VEL '93
AFLIAC/FAFLIC Group VEL
AFLIAC Allmerica VUL 2001
AFLIAC/FAFLIC Variable Inheiritage
AFLIAC/FAFLIC Select Life II

AFLIAC/FAFLIC Exec Annuity Plus/Allmerica Advantage
AFLIAC/FAFLIC Select Resource
AFLIAC/FAFLIC Select Reward